Shareholder Report, Holdings (Details)	Jun. 30, 2025
Variable Portfolio – Partners International Growth Fund - Class 1 | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio – Partners International Growth Fund - Class 1 | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio – Partners International Growth Fund - Class 1 | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Partners International Growth Fund - Class 1 | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Partners International Growth Fund - Class 1 | Experian PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Partners International Growth Fund - Class 1 | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners International Growth Fund - Class 1 | Dollarama, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners International Growth Fund - Class 1 | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners International Growth Fund - Class 1 | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners International Growth Fund - Class 1 | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners International Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Variable Portfolio – Partners International Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Variable Portfolio – Partners International Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Variable Portfolio – Partners International Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Variable Portfolio – Partners International Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Variable Portfolio – Partners International Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Variable Portfolio – Partners International Growth Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Variable Portfolio – Partners International Growth Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio – Partners International Growth Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio – Partners International Growth Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio – Partners International Growth Fund - Class 1 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Variable Portfolio – Partners International Growth Fund - Class 1 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Variable Portfolio – Partners International Growth Fund - Class 1 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Variable Portfolio – Partners International Growth Fund - Class 1 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Variable Portfolio – Partners International Growth Fund - Class 1 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Variable Portfolio – Partners International Growth Fund - Class 1 | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Variable Portfolio – Partners International Growth Fund - Class 1 | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Variable Portfolio – Partners International Growth Fund - Class 1 | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Variable Portfolio – Partners International Growth Fund - Class 1 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Variable Portfolio – Partners International Growth Fund - Class 1 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Variable Portfolio – Partners International Growth Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Variable Portfolio – Partners International Growth Fund - Class 2 | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio – Partners International Growth Fund - Class 2 | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio – Partners International Growth Fund - Class 2 | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Portfolio – Partners International Growth Fund - Class 2 | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Partners International Growth Fund - Class 2 | Experian PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Partners International Growth Fund - Class 2 | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners International Growth Fund - Class 2 | Dollarama, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners International Growth Fund - Class 2 | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners International Growth Fund - Class 2 | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners International Growth Fund - Class 2 | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners International Growth Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Variable Portfolio – Partners International Growth Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Variable Portfolio – Partners International Growth Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Variable Portfolio – Partners International Growth Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Variable Portfolio – Partners International Growth Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Variable Portfolio – Partners International Growth Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Variable Portfolio – Partners International Growth Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Variable Portfolio – Partners International Growth Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio – Partners International Growth Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio – Partners International Growth Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio – Partners International Growth Fund - Class 2 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Variable Portfolio – Partners International Growth Fund - Class 2 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Variable Portfolio – Partners International Growth Fund - Class 2 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Variable Portfolio – Partners International Growth Fund - Class 2 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Variable Portfolio – Partners International Growth Fund - Class 2 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Variable Portfolio – Partners International Growth Fund - Class 2 | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Variable Portfolio – Partners International Growth Fund - Class 2 | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Variable Portfolio – Partners International Growth Fund - Class 2 | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Variable Portfolio – Partners International Growth Fund - Class 2 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Variable Portfolio – Partners International Growth Fund - Class 2 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Variable Portfolio – Partners International Growth Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%